Contingencies (Details Narrative) - USD ($)	1 Months Ended
	May 22, 2018	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Dispute regarding funding and fulfilment	$ 655
July Twenty Two Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities		$ 299	$ 302